Fair Value Disclosures - Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 28,249	$ 23,919
Total (losses) gains (realized/unrealized) included in earnings	1,512	(313)
Net unrealized gains (losses) included in other comprehensive income	(1,642)	(910)
Purchases	5,530	0
Sales	(13,931)	(1,412)
Transfers in	150	17,112
Transfers out	(1,621)	(10,147)
Balance, end of period	18,247	28,249
States, municipalities and political subdivisions
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0
Total (losses) gains (realized/unrealized) included in earnings	0
Net unrealized gains (losses) included in other comprehensive income	0
Purchases	1,350
Sales	(1,350)
Transfers in	0
Transfers out	0
Balance, end of period	0	0
Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	102	202
Total (losses) gains (realized/unrealized) included in earnings	26	0
Net unrealized gains (losses) included in other comprehensive income	(183)	(6)
Purchases	3,400	0
Sales	(100)	(94)
Transfers in	0	0
Transfers out	0	0
Balance, end of period	3,245	102
U.S. corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	10,727	22,025
Total (losses) gains (realized/unrealized) included in earnings	525	(17)
Net unrealized gains (losses) included in other comprehensive income	(600)	(243)
Purchases	780	0
Sales	(6,327)	(891)
Transfers in	150	0
Transfers out	(1,621)	(10,147)
Balance, end of period	3,634	10,727
Foreign corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	15,897	0
Total (losses) gains (realized/unrealized) included in earnings	1,037	(2)
Net unrealized gains (losses) included in other comprehensive income	(828)	(786)
Purchases	0	0
Sales	(6,154)	(427)
Transfers in	0	17,112
Transfers out	0	0
Balance, end of period	9,952	15,897
Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,125	1,000
Total (losses) gains (realized/unrealized) included in earnings	0	0
Net unrealized gains (losses) included in other comprehensive income	(31)	125
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	1,094	1,125
Other assets
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	398	692
Total (losses) gains (realized/unrealized) included in earnings	(76)	(294)
Net unrealized gains (losses) included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	$ 322	$ 398